CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Changes In Accounting Policies And Disclosures
SUMMARY OF LIABILITIES MEASURED AT THE PRESENT VALUE OF THE REMAINING LEASE PAYMENTS, DISCOUNTED USING THE LESSEE’S INCREMENTAL BORROWING RATE

RMB’000

Operating lease commitments disclosed as at December 31, 2018	19,695
Discounted using weighted average incremental borrowing rate of 5.75%	15,496
Lease liabilities recognized as at January 1, 2019	19,380

SUMMARY OF IMPACT ON TRANSITION OF IFRS 16
January 1, 2019
RMB’000
Right-of-use assets	17,266
Lease liability	(19,380)
Retained earnings	2,114